Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 3,032	$ 3,454	$ 9,345	$ 10,218
Cost of goods sold	2,374	2,667	7,333	7,902
Gross profit	658	787	2,012	2,316
Operating expenses:
Selling and marketing	539	644	1,792	1,859
General and administrative	491	477	1,699	1,550
Operating expenses	1,030	1,121	3,491	3,409
Loss from operations	(372)	(334)	(1,479)	(1,093)
Interest income	22		22
Interest expense	(113)	(87)	(375)	(185)
Other income (expense), net	(8)	2	1	42
Loss before income taxes	(471)	(419)	(1,831)	(1,236)
Income tax expense, net	(5)	(6)	(17)	(21)
Net loss	$ (476)	$ (425)	$ (1,848)	$ (1,257)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.03)
Weighted average basic and diluted common shares	58,777,185	41,464,373	47,651,245	41,464,373